CONTINGENCIES	12 Months Ended
Mar. 31, 2013
Loss Contingency [Abstract]
Contingencies Disclosure [Text Block]
Note 28	CONTINGENCIES

On March 1, 2013, the Company did not renew its Directors and Officers insurance policy. As of the date of filing this Annual Report on Form 10-K, management has not been notified any claims against the Company